Income Taxes - Components of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Income tax benefit (expense)	$ (559,077)	$ (676,112)	$ (697,569)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	8,956	7,426	20,104
Adjustments to current tax from the previous period	4,250	23,419	7,692
Current tax (expenses) / benefit (related to cash flow hedges)	18	845	(894)
Other (expenses) / benefit from Current Tax			(20)
Current tax expense, net	(545,853)	(644,422)	(670,687)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	(20,707)	415,513	228,093
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes		(7,437)	4,662
Total deferred tax benefit / (expense)	(20,707)	408,076	232,755
Income tax benefit (expense), continuing operations	$ (566,560)	$ (236,346)	$ (437,932)